CALVERT SOCIAL INDEX SERIES, INC.

                            CALVERT SOCIAL INDEX FUND
                4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814

                       STATEMENT OF ADDITIONAL INFORMATION
                                  JUNE 30, 2000

     NEW  ACCOUNT     (800)  368-2748     SHAREHOLDER
     INFORMATION:     (301)  951-4820     SERVICES:     (800)  368-2745
     BROKER           (800)  368-2746     TDD  FOR  THE  HEARING-
     SERVICES:        (301)  951-4850     IMPAIRED:     (800)  541-1524


     THIS SAI IS NOT A PROSPECTUS. INVESTORS SHOULD READ THE SAI IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED JUNE 30, 2000. THE PROSPECTUS MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUND AT THE ABOVE ADDRESS OR CALLING THE FUND, OR BY VISITING OUR WEBSITE AT WWW.CALVERT.COM.


                                TABLE OF CONTENTS

     INVESTMENT  POLICIES  AND  RISKS        2
     INVESTMENT  RESTRICTIONS                5
     DIVIDENDS,  DISTRIBUTIONS  AND  TAXES   6
     NET  ASSET  VALUE                       6
     CALCULATION  OF  TOTAL  RETURN          7
     PURCHASE  AND  REDEMPTION  OF  SHARES   7
     ADVERTISING                             7
     DIRECTORS  AND  OFFICERS                8
     INVESTMENT  ADVISOR  AND  SUBADVISOR   10
     ADMINISTRATIVE  SERVICES  AGENT        11
     METHOD  OF  DISTRIBUTION               11
     TRANSFER  AND  SHAREHOLDER  SERVICING
       AGENTS                               12
     PORTFOLIO  TRANSACTIONS                12
     PERSONAL  SECURITIES  TRANSACTIONS     13
     INDEPENDENT ACCOUNTANT AND CUSTODIANS  13
     FINANCIAL  STATEMENTS                  13
     GENERAL  INFORMATION                   13
     APPENDIX                               14
     SCHEDULE  A                            17

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------
FOREIGN  SECURITIES
     INVESTMENTS IN FOREIGN SECURITIES MAY PRESENT RISKS NOT TYPICALLY INVOLVED IN DOMESTIC INVESTMENTS. THE FUND MAY PURCHASE FOREIGN SECURITIES ONLY TO THE EXTENT THEY MAY BE IN THE CALVERT SOCIAL INDEX. THE INDEX WILL NOT HAVE ANY FOREIGN STOCKS IN IT, UNLESS THEY ARE LISTED ONLY ON A U.S. EXCHANGE. THUS, THERE WILL BE NO FOREIGN CUSTODY, OR CURRENCY INVOLVED. HOWEVER, BECAUSE THE ISSUER IS LOCATED OUTSIDE THE U.S., SUCH SECURITIES WILL STILL BE SUBJECT TO POLITICAL AND ECONOMIC RISKS OF THE COUNTRY WHERE THE ISSUERS ARE LOCATED.

TEMPORARY  DEFENSIVE  POSITIONS
     FOR TEMPORARY DEFENSIVE PURPOSES, THE FUND MAY INVEST IN CASH OR CASH EQUIVALENTS. CASH EQUIVALENTS INCLUDE INSTRUMENTS SUCH AS, BUT NOT LIMITED TO, U.S. GOVERNMENT AND AGENCY OBLIGATIONS, CERTIFICATES OF DEPOSIT, BANKER'S
ACCEPTANCES, TIME DEPOSITS, COMMERCIAL PAPER, SHORT-TERM CORPORATE DEBT SECURITIES, AND REPURCHASE AGREEMENTS. THE FUND MAY INVEST IN MONEY MARKET INSTRUMENTS OF BANKS, WHETHER FOREIGN OR DOMESTIC, INCLUDING OBLIGATIONS OF US BRANCHES OF FOREIGN BANKS ("YANKEE" INSTRUMENTS) AND OBLIGATIONS OF FOREIGN
BRANCHES OF US BANKS ("EURODOLLAR" INSTRUMENTS). ALL SUCH INSTRUMENTS MUST BE HIGH-QUALITY, US DOLLAR-DENOMINATED OBLIGATIONS. ALTHOUGH NOT SUBJECT TO FOREIGN CURRENCY RISK SINCE THEY ARE US DOLLAR-DENOMINATED, INVESTMENTS IN FOREIGN MONEY MARKET INSTRUMENTS MAY INVOLVE RISKS THAT ARE DIFFERENT THAN INVESTMENTS IN SECURITIES OF US ISSUERS. SEE "FOREIGN SECURITIES" ABOVE. THE FUND'S INVESTMENTS IN TEMPORARY DEFENSIVE POSITIONS ARE GENERALLY NOT FDIC INSURED,
EVEN  THOUGH  A  BANK  MAY  BE  THE  ISSUER.

TRACKING  THE  INDEX
     THE PROCESS USED BY THE FUND TO ATTEMPT TO TRACK THE INDEX RELIES ON ASSESSING THE DIFFERENCE BETWEEN THE FUND'S EXPOSURE TO FACTORS WHICH INFLUENCE RETURNS AND THE INDEX'S EXPOSURE TO THOSE SAME FACTORS. THE COMBINED VARIABILITY OF THESE FACTORS AND THE CORRELATION BETWEEN FACTORS ARE USED TO ESTIMATE THE RISK IN THE FUND. THE EXTENT TO WHICH THE TOTAL RISK CHARACTERISTICS OF THE FUND VARY FROM THAT OF THE INDEX IS ACTIVE RISK OR TRACKING ERROR.
THE FUND'S ABILITY TO TRACK THE INDEX WILL BE MONITORED BY ANALYZING RETURNS TO ENSURE THAT THE RETURNS ARE REASONABLY CONSISTENT WITH INDEX RETURNS. BY REGRESSING FUND RETURNS AGAINST INDEX RETURNS, THE ADVISOR CAN CALCULATE THE GOODNESS OF FIT, AS MEASURED BY THE COEFFICIENT OF DETERMINATION OR R -SQUARED. VALUES IN EXCESS OF 90% INDICATE A VERY HIGH DEGREE OF CORRELATION BETWEEN THE FUND AND THE INDEX. THE FUND WILL ALSO BE MONITORED TO ENSURE THOSE GENERAL CHARACTERISTICS, SUCH AS SECTOR EXPOSURES, CAPITALIZATION AND VALUATION CRITERIA, ARE RELATIVELY CONSISTENT OVER TIME.
     ANY DEVIATIONS OF REALIZED RETURNS FROM THE INDEX WHICH ARE IN EXCESS OF THOSE EXPECTED WILL BE ANALYZED FOR SOURCES OF VARIANCE. THE FUND'S PORTFOLIO WILL BE INVESTED IN A MANNER TO CLOSELY TRACK THE INDEX. TO THE EXTENT THAT THE FUND HAS INVESTMENTS IN THE SPECIAL EQUITIES PORTFOLIO AND/OR THE HIGH SOCIAL IMPACT PORTFOLIO, THE FUND MAY BE LESS ABLE TO CLOSELY TRACK THE INDEX THAN IF IT WERE INVESTED ONLY IN THE MANNER OF THE INDEX. BOTH OF THESE PORTFOLIOS ARE OF LIMITED SIZE (NOT MORE THAN 1% OF FUND NET ASSETS, AND NO INVESTMENT PRIOR TO THE FUND REACHING $50,000,000 IN NET ASSETS) SO THAT THE TRACKING ERROR INDUCED BY SUCH INVESTMENTS WOULD BE LIMITED.

SMALL  CAP  ISSUERS
     THE SECURITIES OF SMALL CAP ISSUERS MAY BE LESS ACTIVELY TRADED THAN THE SECURITIES OF LARGER ISSUERS, MAY TRADE IN A MORE LIMITED VOLUME, AND MAY CHANGE IN VALUE MORE ABRUPTLY THAN SECURITIES OF LARGER COMPANIES.
     INFORMATION CONCERNING THESE SECURITIES MAY NOT BE READILY AVAILABLE SO THAT THE COMPANIES MAY BE LESS ACTIVELY FOLLOWED BY STOCK ANALYSTS. SMALL-CAP ISSUERS DO NOT USUALLY PARTICIPATE IN MARKET RALLIES TO THE SAME EXTENT AS MORE WIDELY-KNOWN SECURITIES, AND THEY TEND TO HAVE A RELATIVELY HIGHER PERCENTAGE OF INSIDER OWNERSHIP.
     INVESTING IN SMALLER, NEW ISSUERS GENERALLY INVOLVES GREATER RISK THAN INVESTING IN LARGER, ESTABLISHED ISSUERS. SMALL CAP ISSUERS MAY HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY LACK MANAGEMENT DEPTH. THE SECURITIES IN SUCH COMPANIES MAY ALSO HAVE LIMITED MARKETABILITY AND MAY BE SUBJECT TO MORE ABRUPT OR ERRATIC MARKET MOVEMENTS THAN SECURITIES OF LARGER, MORE ESTABLISHED COMPANIES OR THE MARKET AVERAGES IN GENERAL.

REPURCHASE  AGREEMENTS
     THE FUND MAY PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, WHICH ARE ARRANGEMENTS UNDER WHICH THE FUND BUYS A SECURITY, AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND ENGAGES IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN IT COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT. REPURCHASE AGREEMENTS ARE NOT, HOWEVER, WITHOUT RISK. IN THE EVENT OF THE BANKRUPTCY OF A SELLER DURING THE TERM OF A REPURCHASE AGREEMENT, A LEGAL QUESTION EXISTS AS TO WHETHER THE FUND WOULD BE DEEMED THE OWNER OF THE UNDERLYING SECURITY OR WOULD BE DEEMED ONLY TO HAVE A SECURITY INTEREST IN AND LIEN UPON SUCH SECURITY. THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS DETERMINED TO PRESENT MINIMAL CREDIT RISK BY THE ADVISOR. IN ADDITION, THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS REASONABLY DESIGNED TO SECURE FULLY DURING THE TERM OF THE AGREEMENT THE SELLER'S OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY AND WILL MONITOR THE MARKET VALUE OF THE UNDERLYING SECURITY DURING THE TERM OF THE AGREEMENT. IF THE VALUE OF THE
UNDERLYING SECURITY DECLINES AND IS NOT AT LEAST EQUAL TO THE REPURCHASE PRICE DUE THE FUND PURSUANT TO THE AGREEMENT, THE FUND WILL REQUIRE THE SELLER TO PLEDGE ADDITIONAL SECURITIES OR CASH TO SECURE THE SELLER'S OBLIGATIONS PURSUANT TO THE AGREEMENT. IF THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE AND THE VALUE OF THE UNDERLYING SECURITY DECLINES, THE FUND MAY INCUR A LOSS AND MAY INCUR EXPENSES IN SELLING THE UNDERLYING SECURITY. THE FUND MAY HAVE A DECREASED RETURN IN A REPURCHASE AGREEMENT IF THE REPURCHASE RATE IS LESS THAN THE RETURN THE FUND MIGHT HAVE RECEIVED IF IT BOUGHT THE INSTRUMENT DIRECTLY, ALTHOUGH ANY CASH POSITION INVESTED IN A REPURCHASE AGREEMENT WILL NOT BE EXPOSED TO MARKET AND INTEREST RATE RISK THAT THE DIRECT INVESTMENT WOULD HAVE HAD. REPURCHASE AGREEMENTS ARE ALWAYS FOR PERIODS OF LESS THAN ONE YEAR. REPURCHASE AGREEMENTS NOT TERMINABLE WITHIN SEVEN DAYS ARE CONSIDERED ILLIQUID.

REVERSE  REPURCHASE  AGREEMENTS
     THE FUND MAY ALSO ENGAGE IN REVERSE REPURCHASE AGREEMENTS. UNDER A REVERSE REPURCHASE AGREEMENT, THE FUND SELLS PORTFOLIO SECURITIES TO A BANK OR SECURITIES DEALER AND AGREES TO REPURCHASE THOSE SECURITIES FROM SUCH PARTY AT AN AGREED UPON DATE AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND INVESTS THE PROCEEDS FROM EACH REVERSE REPURCHASE AGREEMENT IN OBLIGATIONS IN WHICH IT IS AUTHORIZED TO INVEST. THE FUND INTENDS TO ENTER INTO A REVERSE REPURCHASE AGREEMENT ONLY WHEN THE INTEREST INCOME PROVIDED FOR IN THE
OBLIGATION IN WHICH THE FUND INVESTS THE PROCEEDS IS EXPECTED TO EXCEED THE AMOUNT THE FUND WILL PAY IN INTEREST TO THE OTHER PARTY TO THE AGREEMENT PLUS ALL COSTS ASSOCIATED WITH THE TRANSACTIONS. THE FUND DOES NOT INTEND TO BORROW FOR LEVERAGE PURPOSES. THE FUNDS WILL ONLY BE PERMITTED TO PLEDGE ASSETS TO THE EXTENT NECESSARY TO SECURE BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
     DURING THE TIME A REVERSE REPURCHASE AGREEMENT IS OUTSTANDING, THE FUND WILL MAINTAIN IN A SEGREGATED CUSTODIAL ACCOUNT AN AMOUNT OF CASH, US GOVERNMENT SECURITIES OR OTHER LIQUID, HIGH-QUALITY DEBT SECURITIES EQUAL IN VALUE TO THE REPURCHASE PRICE. THE FUND WILL MARK TO MARKET THE VALUE OF ASSETS HELD IN THE SEGREGATED ACCOUNT, AND WILL PLACE ADDITIONAL ASSETS IN THE ACCOUNT WHENEVER THE TOTAL VALUE OF THE ACCOUNT FALLS BELOW THE AMOUNT REQUIRED UNDER APPLICABLE REGULATIONS.
     THE FUND'S USE OF REVERSE REPURCHASE AGREEMENTS INVOLVES THE RISK THAT THE OTHER PARTY TO THE AGREEMENTS COULD BECOME SUBJECT TO BANKRUPTCY OR LIQUIDATION PROCEEDINGS DURING THE PERIOD THE AGREEMENTS ARE OUTSTANDING. IN SUCH EVENT, THE FUND MAY NOT BE ABLE TO REPURCHASE THE SECURITIES IT HAS SOLD TO THAT OTHER PARTY. UNDER THOSE CIRCUMSTANCES, IF AT THE EXPIRATION OF THE AGREEMENT SUCH SECURITIES ARE OF GREATER VALUE THAN THE PROCEEDS OBTAINED BY THE FUND UNDER THE AGREEMENTS, THE FUND MAY HAVE BEEN BETTER OFF HAD IT NOT ENTERED INTO THE AGREEMENT. HOWEVER, THE FUND WILL ENTER INTO REVERSE REPURCHASE AGREEMENTS ONLY WITH BANKS AND DEALERS WHICH THE ADVISOR BELIEVES PRESENT MINIMAL CREDIT RISKS UNDER GUIDELINES ADOPTED BY THE FUND'S BOARD OF DIRECTORS. IN ADDITION, THE FUND BEARS THE RISK THAT THE MARKET VALUE OF THE SECURITIES IT SOLD MAY DECLINE BELOW THE AGREED-UPON REPURCHASE PRICE, IN WHICH CASE THE DEALER MAY REQUEST THE FUND TO POST ADDITIONAL COLLATERAL.

HIGH  SOCIAL  IMPACT  INVESTMENTS
     THE FUND WILL NOT PURCHASE DEBT SECURITIES OTHER THAN HIGH SOCIAL IMPACT INVESTMENTS (OR MONEY MARKET INSTRUMENTS). THE HIGH SOCIAL IMPACT INVESTMENTS PROGRAM TARGETS A PERCENTAGE OF THE FUND'S ASSETS TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THESE SECURITIES ARE UNRATED - THEY ARE EXPECTED TO BE THE EQUIVALENT OF NON-INVESTMENT GRADE DEBT SECURITIES - THAT IS, LOWER QUALITY DEBT SECURITIES (GENERALLY THOSE RATED BB OR LOWER BY S&P OR BA OR LOWER BY
MOODY'S, KNOWN AS "JUNK BONDS." THESE SECURITIES HAVE MODERATE TO POOR PROTECTION OF PRINCIPAL AND INTEREST PAYMENTS AND HAVE SPECULATIVE CHARACTERISTICS. SEE APPENDIX FOR A DESCRIPTION OF THE RATINGS.) THE ANNUAL RETURN ON HIGH SOCIAL IMPACT INVESTMENTS IS BETWEEN 0% AND 4%. THUS, RATHER THAN EARNING A HIGHER RATE, AS WOULD BE EXPECTED, TO COMPENSATE FOR HIGHER THE RISK (I.E., LOWER CREDIT QUALITY), THEY EARN A RATE OF RETURN THAT IS LOWER THAN THE RATE CURRENTLY EARNED BY HIGH QUALITY U.S. TREASURY SECURITIES. THERE IS NO SECONDARY MARKET FOR THESE SECURITIES.
     THE FUND EXPECTS TO PURCHASE ALL OF ITS HIGH SOCIAL IMPACT INVESTMENTS IN NOTES ISSUED BY THE CALVERT SOCIAL INVESTMENT FOUNDATION, A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. THE FOUNDATION PREPARES ITS OWN CAREFUL CREDIT ANALYSIS TO ATTEMPT TO IDENTIFY THOSE COMMUNITY DEVELOPMENT ISSUERS WHOSE FINANCIAL CONDITION IS ADEQUATE TO MEET FUTURE OBLIGATIONS OR IS EXPECTED TO BE ADEQUATE IN THE FUTURE. THROUGH PORTFOLIO DIVERSIFICATION AND CREDIT ANALYSIS, INVESTMENT RISK CAN BE REDUCED, ALTHOUGH THERE CAN BE NO ASSURANCE THAT LOSSES WILL NOT OCCUR. THE FOUNDATION MAINTAINS A CERTAIN REQUIRED LEVEL OF CAPITAL UPON WHICH THE FUND COULD RELY IF A NOTE WERE EVER TO DEFAULT.

FUTURES  TRANSACTIONS
     THE FUND CAN USE FINANCIAL FUTURES TO INCREASE OR DECREASE ITS EXPOSURE TO CHANGING SECURITY PRICES. FUTURES CONTRACTS WILL BE USED ONLY FOR THE LIMITED PURPOSE OF HEDGING THE FUND'S CASH POSITION; A FUTURES CONTRACT MAY BE PURCHASED IF THE FUND HAS EXCESS CASH, UNTIL THE FUND CAN GET IN INVESTED IN STOCKS REPLICATING THE INDEX. SIMILARLY, IF THE FUND SHOULD RECEIVE A LARGE REDEMPTION REQUEST, IT COULD SELL A FUTURES CONTRACT TO LESSEN THE EXPOSURE TO THE MARKET.
     THE FUND CAN USE THESE PRACTICES ONLY FOR HEDGING PURPOSES AND NOT FOR SPECULATION OR LEVERAGE. IF THE ADVISOR AND/OR SUBADVISOR JUDGES MARKET CONDITIONS INCORRECTLY OR EMPLOYS A STRATEGY THAT DOES NOT CORRELATE WELL WITH A FUND'S INVESTMENTS, OR IF THE COUNTERPARTY TO THE TRANSACTION DOES NOT PERFORM AS PROMISED, THESE TECHNIQUES COULD RESULT IN A LOSS. THESE TECHNIQUES MAY INCREASE THE VOLATILITY OF A FUND AND MAY INVOLVE A SMALL INVESTMENT OF CASH RELATIVE TO THE MAGNITUDE OF THE RISK ASSUMED.
     A FUTURES CONTRACT IS AN AGREEMENT BETWEEN TWO PARTIES TO BUY AND SELL A SECURITY ON A FUTURE DATE WHICH HAS THE EFFECT OF ESTABLISHING THE CURRENT PRICE FOR THE SECURITY. ALTHOUGH FUTURES CONTRACTS BY THEIR TERMS REQUIRE ACTUAL DELIVERY AND ACCEPTANCE OF SECURITIES, IN MOST CASES THE CONTRACTS ARE CLOSED OUT BEFORE THE SETTLEMENT DATE WITHOUT THE MAKING OR TAKING OF DELIVERY OF SECURITIES. UPON BUYING OR SELLING A FUTURES CONTRACT, THE FUND DEPOSITS INITIAL MARGIN WITH ITS CUSTODIAN, AND THEREAFTER DAILY PAYMENTS OF MAINTENANCE MARGIN ARE MADE TO AND FROM THE EXECUTING BROKER. PAYMENTS OF MAINTENANCE MARGIN REFLECT CHANGES IN THE VALUE OF THE FUTURES CONTRACT, WITH THE FUND BEING OBLIGATED TO MAKE SUCH PAYMENTS IF ITS FUTURES POSITION BECOMES LESS VALUABLE AND ENTITLED TO RECEIVE SUCH PAYMENTS IF ITS POSITIONS BECOME MORE VALUABLE.
     FUTURES CONTRACTS ARE DESIGNED BY BOARDS OF TRADE WHICH ARE DESIGNATED "CONTRACTS MARKETS" BY THE COMMODITY FUTURES TRADING COMMISSION ("CFTC"). AS SERIES OF A REGISTERED INVESTMENT COMPANY, THE FUND IS ELIGIBLE FOR EXCLUSION FROM THE CFTC'S DEFINITION OF "COMMODITY POOL OPERATOR," MEANING THAT THE FUND MAY INVEST IN FUTURES CONTRACTS UNDER SPECIFIED CONDITIONS WITHOUT REGISTERING WITH THE CFTC. FUTURES CONTRACTS TRADE ON CONTRACTS MARKETS IN A MANNER THAT IS SIMILAR TO THE WAY A STOCK TRADES ON A STOCK EXCHANGE AND THE BOARDS OF TRADE, THROUGH THEIR CLEARING CORPORATIONS, GUARANTEE PERFORMANCE OF THE CONTRACTS.
      IF THE FUND HAS SOLD FUTURES TO HEDGE AGAINST DECLINE IN THE MARKET AND THE MARKET LATER ADVANCES, THE FUND MAY SUFFER A LOSS ON THE FUTURES CONTRACTS WHICH IT WOULD NOT HAVE EXPERIENCED IF IT HAD NOT HEDGED. CORRELATION IS ALSO IMPERFECT BETWEEN MOVEMENTS IN THE PRICES OF FUTURES CONTRACTS AND MOVEMENTS IN PRICES OF THE SECURITIES WHICH ARE THE SUBJECT OF THE HEDGE. THUS THE PRICE OF THE FUTURES CONTRACT MAY MOVE MORE THAN OR LESS THAN THE PRICE OF THE SECURITIES BEING HEDGED.
     THE FUND CAN CLOSE OUT FUTURES POSITIONS ONLY ON AN EXCHANGE OR BOARD OF TRADE WHICH PROVIDES A SECONDARY MARKET IN SUCH FUTURES. ALTHOUGH THE FUND INTENDS TO PURCHASE OR SELL ONLY SUCH FUTURES FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR FUTURES CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE FUND FROM CLOSING A FUTURES POSITION, WHICH COULD REQUIRE THE FUND TO MAKE DAILY CASH PAYMENTS WITH RESPECT TO ITS POSITION IN THE EVENT OF ADVERSE PRICE MOVEMENTS.

LENDING  PORTFOLIO  SECURITIES
     THE  FUND  MAY  LEND  ITS  SECURITIES TO MEMBER FIRMS OF THE NEW YORK STOCK
EXCHANGE  AND  COMMERCIAL  BANKS  WITH  ASSETS  OF  ONE BILLION DOLLARS OR MORE,
PROVIDED THE VALUE OF THE SECURITIES LOANED WILL NOT EXCEED 33 1/3% OF ASSETS. ANY SUCH LOANS MUST BE SECURED CONTINUOUSLY IN THE FORM OF CASH OR CASH EQUIVALENTS SUCH AS US TREASURY BILLS. THE AMOUNT OF THE COLLATERAL MUST ON A CURRENT BASIS EQUAL OR EXCEED THE MARKET VALUE OF THE LOANED SECURITIES, AND THE FUND MUST BE ABLE TO TERMINATE SUCH LOANS UPON NOTICE AT ANY TIME. THE FUND WILL EXERCISE ITS RIGHT TO TERMINATE A SECURITIES LOAN IN ORDER TO PRESERVE ITS RIGHT TO VOTE UPON MATTERS OF IMPORTANCE AFFECTING HOLDERS OF THE SECURITIES, INCLUDING SOCIAL RESPONSIBILITY MATTERS.
     THE ADVANTAGE OF SUCH LOANS IS THAT THE FUND CONTINUES TO RECEIVE THE EQUIVALENT OF THE INTEREST EARNED OR DIVIDENDS PAID BY THE ISSUERS ON THE LOANED SECURITIES WHILE AT THE SAME TIME EARNING INTEREST ON THE CASH OR EQUIVALENT
COLLATERAL WHICH MAY BE INVESTED IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.
     SECURITIES LOANS ARE USUALLY MADE TO BROKER-DEALERS AND OTHER FINANCIAL INSTITUTIONS TO FACILITATE THEIR DELIVERY OF SUCH SECURITIES. AS WITH ANY EXTENSION OF CREDIT, THERE MAY BE RISKS OF DELAY IN RECOVERY AND POSSIBLY LOSS OF RIGHTS IN THE LOANED SECURITIES SHOULD THE BORROWER OF THE LOANED SECURITIES FAIL FINANCIALLY. HOWEVER, THE FUND WILL MAKE LOANS OF ITS SECURITIES ONLY TO THOSE FIRMS THE ADVISOR OR SUBADVISOR DEEMS CREDITWORTHY AND ONLY ON TERMS THE ADVISOR BELIEVES SHOULD COMPENSATE FOR SUCH RISK. ON TERMINATION OF THE LOAN, THE BORROWER IS OBLIGATED TO RETURN THE SECURITIES TO THE FUND. THE FUND WILL RECOGNIZE ANY GAIN OR LOSS IN THE MARKET VALUE OF THE SECURITIES DURING THE LOAN PERIOD. THE FUND MAY PAY REASONABLE CUSTODIAL FEES IN CONNECTION WITH THE LOAN.

                             INVESTMENT RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND.
THE  FUND  MAY  NOT:

(1) MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A DIVERSIFIED INVESTMENT COMPANY
 UNDER  THE  1940  ACT.
(2) CONCENTRATE ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY PARTICULAR INDUSTRY (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE US GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES AND REPURCHASE AGREEMENTS SECURED THEREBY.)
(3) ISSUE SENIOR SECURITIES OR BORROW MONEY, EXCEPT FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES AND THEN ONLY IN AN AMOUNT UP TO 33 1/3% OF THE VALUE OF THE FUND'S TOTAL ASSETS AND EXCEPT BY ENGAGING IN REVERSE REPURCHASE AGREEMENTS. IN ORDER TO SECURE ANY PERMITTED BORROWINGS AND REVERSE REPURCHASE AGREEMENTS UNDER THIS SECTION, THE FUND MAY PLEDGE, MORTGAGE OR HYPOTHECATE ITS ASSETS.
(4) UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT AS ALLOWED BY LAW OR TO THE EXTENT THAT THE PURCHASE OF OBLIGATIONS IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE AND POLICIES, EITHER DIRECTLY FROM THE ISSUER, OR FROM AN UNDERWRITER FOR AN ISSUER, MAY BE DEEMED AN UNDERWRITING.
(5) INVEST DIRECTLY IN COMMODITIES OR REAL ESTATE, ALTHOUGH THE FUND MAY INVEST IN FINANCIAL FUTURES, AND IN SECURITIES WHICH ARE SECURED BY REAL ESTATE OR REAL ESTATE MORTGAGES AND SECURITIES OF ISSUERS WHICH INVEST OR DEAL IN COMMODITIES, COMMODITY FUTURES, REAL ESTATE OR REAL ESTATE MORTGAGES.
(6) MAKE LOANS, OTHER THAN THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES, OR PORTFOLIO SECURITIES LENDING. THE PURCHASE OF ALL OR A PORTION OF AN ISSUE OF PUBLICLY OR PRIVATELY DISTRIBUTED DEBT OBLIGATIONS IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS, SHALL NOT CONSTITUTE THE MAKING OF A LOAN.

UNDER CURRENT LAW, A DIVERSIFIED INVESTMENT COMPANY, WITH RESPECT TO 75% OF ITS ASSETS, CAN INVEST NO MORE THAN 5% OF ITS ASSETS IN THE SECURITIES OF ANY ONE
ISSUER, AND MAY NOT ACQUIRE MORE THAN 10% OF THE VOTING SECURITIES OF ANY ISSUER. UNDER CURRENT LAW, "CONCENTRATE" MEANS THE FUND CANNOT INVEST 25% OR MORE IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY ONE INDUSTRY. UNDER CURRENT LAW THE FUND MAY UNDERWRITE SECURITIES ONLY IN COMPLIANCE WITH THE CONDITIONS OF SECTION 10(F) OF THE INVESTMENT COMPANY ACT AND THE RULES THEREUNDER.

NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE FUND HAS ADOPTED THE FOLLOWING NONFUNDAMENTAL INVESTMENT RESTRICTIONS. A NONFUNDAMENTAL INVESTMENT RESTRICTION CAN BE CHANGED BY THE BOARD AT ANY TIME WITHOUT A SHAREHOLDER VOTE.

THE  FUND  MAY  NOT:
(1) PURCHASE THE OBLIGATIONS OF FOREIGN ISSUERS, IF AS A RESULT, FOREIGN SECURITIES WOULD EXCEED 5% OF THE VALUE OF THE FUND'S NET ASSETS.
(2) PURCHASE ILLIQUID SECURITIES IF MORE THAN 15% OF THE VALUE OF THE FUND'S NET ASSETS WOULD BE INVESTED IN SUCH SECURITIES.
(3) PURCHASE DEBT SECURITIES (OTHER THAN MONEY MARKET INSTRUMENTS OR HIGH SOCIAL IMPACT INVESTMENTS).
(4) ENTER INTO A FUTURES CONTRACT OR AN OPTION ON A FUTURES CONTRACT IF THE AGGREGATE INITIAL MARGINS AND PREMIUMS REQUIRED TO ESTABLISH THESE POSITIONS WOULD EXCEED 5% OF THE FUND'S NET ASSETS.
(5)  PURCHASE  PUT  OR  CALL  OPTIONS.
(6) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF THE FUND'S TOTAL ASSETS. THE FUND DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF ITS TOTAL ASSETS.
     (7) PURCHASE SECURITIES THAT ARE NOT IN THE CALVERT SOCIAL INDEX IF, AS A RESULT, SUCH SECURITIES WOULD
     EXCEED  5%  OF  THE  VALUE  OF  THE  FUND'S  NET  ASSETS.

     ANY INVESTMENT RESTRICTION WHICH INVOLVES A MAXIMUM PERCENTAGE OF SECURITIES OR ASSETS SHALL NOT BE CONSIDERED TO BE VIOLATED UNLESS AN EXCESS OVER THE APPLICABLE PERCENTAGE OCCURS IMMEDIATELY AFTER AN ACQUISITION OF SECURITIES OR UTILIZATION OF ASSETS AND RESULTS THEREFROM.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
                       -----------------------------------

     THE FUND INTENDS TO QUALIFY AS REGULATED INVESTMENT COMPANIES UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. IF FOR ANY REASON THE FUND SHOULD FAIL TO QUALIFY, IT WOULD BE TAXED AS A CORPORATION AT THE FUND LEVEL, RATHER THAN PASSING THROUGH ITS INCOME AND GAINS TO SHAREHOLDERS.
     DISTRIBUTIONS OF REALIZED NET CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT INTEND TO MAKE ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS, IF ANY, HAVE BEEN USED OR HAVE EXPIRED.
     GENERALLY, DIVIDENDS (INCLUDING SHORT-TERM CAPITAL GAINS) AND DISTRIBUTIONS ARE TAXABLE TO THE SHAREHOLDER IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED.
     THE FUND IS REQUIRED TO WITHHOLD 31% OF ANY REPORTABLE DIVIDENDS AND LONG-TERM CAPITAL GAIN DISTRIBUTIONS PAID AND 31% REPORTABLE OF EACH REDEMPTION TRANSACTION IF: (A) THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER ("TIN") IS NOT PROVIDED OR AN OBVIOUSLY INCORRECT TIN IS PROVIDED; (B) THE SHAREHOLDER DOES NOT CERTIFY UNDER PENALTIES OF PERJURY THAT THE TIN PROVIDED IS THE SHAREHOLDER'S CORRECT TIN AND THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE INTERNAL REVENUE CODE BECAUSE OF UNDERREPORTING (HOWEVER, FAILURE TO PROVIDE CERTIFICATION AS TO THE APPLICATION OF SECTION 3406(A)(1)(C) WILL RESULT ONLY IN BACKUP WITHHOLDING ON DIVIDENDS, NOT ON REDEMPTIONS); OR (C) THE FUND IS NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT THE TIN PROVIDED BY THE SHAREHOLDER IS INCORRECT OR THAT THERE HAS BEEN UNDERREPORTING OF INTEREST OR DIVIDENDS BY THE SHAREHOLDER. AFFECTED SHAREHOLDERS WILL RECEIVE STATEMENTS AT LEAST ANNUALLY SPECIFYING THE AMOUNT WITHHELD.
     IN ADDITION, THE FUND IS REQUIRED TO REPORT TO THE INTERNAL REVENUE SERVICE THE FOLLOWING INFORMATION WITH RESPECT TO EACH REDEMPTION TRANSACTION OCCURRING IN THE FUND:(A) THE SHAREHOLDER'S NAME, ADDRESS, ACCOUNT NUMBER AND TAXPAYER IDENTIFICATION NUMBER; (B) THE TOTAL DOLLAR VALUE OF THE REDEMPTIONS; AND (C) THE FUND'S IDENTIFYING CUSIP NUMBER.
     CERTAIN SHAREHOLDERS ARE, HOWEVER, EXEMPT FROM THE BACKUP WITHHOLDING AND BROKER REPORTING REQUIREMENTS. EXEMPT SHAREHOLDERS INCLUDE: CORPORATIONS; FINANCIAL INSTITUTIONS; TAX-EXEMPT ORGANIZATIONS; INDIVIDUAL RETIREMENT PLANS; THE U.S., A STATE, THE DISTRICT OF COLUMBIA, A U.S. POSSESSION, A FOREIGN GOVERNMENT, AN INTERNATIONAL ORGANIZATION, OR ANY POLITICAL SUBDIVISION, AGENCY OR INSTRUMENTALITY OF ANY OF THE FOREGOING; U.S. REGISTERED COMMODITIES OR SECURITIES DEALERS; REAL ESTATE INVESTMENT TRUSTS; REGISTERED INVESTMENT COMPANIES; BANK COMMON TRUST FUNDS; CERTAIN CHARITABLE TRUSTS; FOREIGN CENTRAL BANKS OF ISSUE. NON-RESIDENT ALIENS, CERTAIN FOREIGN PARTNERSHIPS AND FOREIGN CORPORATIONS ARE GENERALLY NOT SUBJECT TO EITHER REQUIREMENT BUT MAY INSTEAD BE SUBJECT TO WITHHOLDING UNDER SECTIONS 1441 OR 1442 OF THE INTERNAL REVENUE CODE. SHAREHOLDERS CLAIMING EXEMPTION FROM BACKUP WITHHOLDING AND BROKER REPORTING
SHOULD  CALL  OR  WRITE  THE  FUND  FOR  FURTHER  INFORMATION.
     MANY STATES DO NOT TAX THE PORTION OF THE FUND'S DIVIDENDS WHICH IS DERIVED FROM INTEREST ON U.S. GOVERNMENT OBLIGATIONS. STATE LAW VARIES CONSIDERABLY CONCERNING THE TAX STATUS OF DIVIDENDS DERIVED FROM U.S. GOVERNMENT OBLIGATIONS. ACCORDINGLY, SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS FROM THE FUND IN THEIR RESPECTIVE JURISDICTIONS.
     DIVIDENDS PAID BY THE FUND MAY BE ELIGIBLE FOR THE DIVIDENDS RECEIVED DEDUCTION AVAILABLE TO CORPORATE TAXPAYERS. CORPORATE TAXPAYERS REQUIRING THIS INFORMATION MAY CONTACT CALVERT.

                                 NET ASSET VALUE
                                 ---------------

     THE PUBLIC OFFERING PRICE OF THE SHARES OF THE FUND IS THE RESPECTIVE NET ASSET VALUE PER SHARE (PLUS, FOR CLASS A SHARES, THE APPLICABLE SALES CHARGE). THE NET ASSET VALUE FLUCTUATES BASED ON THE RESPECTIVE VALUE OF THE FUND'S INVESTMENTS. THE NET ASSET VALUE PER SHARE FOR EACH CLASS IS DETERMINED EVERY BUSINESS DAY AT THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (NORMALLY 4:00 P.M. EASTERN TIME) AND AT SUCH OTHER TIMES AS MAY BE NECESSARY OR APPROPRIATE. THE FUND DOES NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL
HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED: NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY, AND CHRISTMAS DAY. THE FUND'S NET ASSET VALUE PER SHARE IS DETERMINED BY DIVIDING TOTAL NET ASSETS (THE VALUE OF ITS ASSETS NET OF LIABILITIES, INCLUDING ACCRUED EXPENSES AND FEES) BY THE NUMBER OF SHARES OUTSTANDING FOR THAT CLASS.
     THE ASSETS OF THE FUND ARE VALUED AS FOLLOWS: (A) SECURITIES FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE ARE VALUED AT THE MOST RECENT CLOSING PRICE, MEAN BETWEEN BID AND ASKED PRICE, OR YIELD EQUIVALENT AS OBTAINED FROM ONE OR MORE MARKET MAKERS FOR SUCH SECURITIES; (B) SECURITIES MATURING WITHIN 60 DAYS MAY BE VALUED AT COST, PLUS OR MINUS ANY AMORTIZED DISCOUNT OR PREMIUM, UNLESS THE BOARD OF DIRECTORS DETERMINES SUCH METHOD NOT TO BE APPROPRIATE UNDER THE CIRCUMSTANCES; AND (C) ALL OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE WILL BE FAIRLY VALUED BY THE ADVISOR IN GOOD FAITH UNDER THE SUPERVISION OF THE BOARD OF DIRECTORS.

                           CALCULATION OF TOTAL RETURN
                           ---------------------------

     THE FUND MAY ADVERTISE "TOTAL RETURN." TOTAL RETURN IS CALCULATED SEPARATELY FOR EACH CLASS. TOTAL RETURN DIFFERS FROM YIELD IN THAT YIELD FIGURES MEASURE ONLY THE INCOME COMPONENT OF THE FUND'S INVESTMENTS, WHILE TOTAL RETURN INCLUDES NOT ONLY THE EFFECT OF INCOME DIVIDENDS BUT ALSO ANY CHANGE IN NET ASSET VALUE, OR PRINCIPAL AMOUNT, DURING THE STATED PERIOD. TOTAL RETURN IS
COMPUTED  PER  CLASS  BY  TAKING  THE  TOTAL  NUMBER  OF  SHARES  PURCHASED BY A
HYPOTHETICAL $1,000 INVESTMENT AFTER DEDUCTING ANY APPLICABLE SALES CHARGE, ADDING ALL ADDITIONAL SHARES PURCHASED WITHIN THE PERIOD WITH REINVESTED DIVIDENDS AND DISTRIBUTIONS, CALCULATING THE VALUE OF THOSE SHARES AT THE END OF THE PERIOD, AND DIVIDING THE RESULT BY THE INITIAL $1,000 INVESTMENT. FOR PERIODS OF MORE THAN ONE YEAR, THE CUMULATIVE TOTAL RETURN IS THEN ADJUSTED FOR THE NUMBER OF YEARS, TAKING COMPOUNDING INTO ACCOUNT, TO CALCULATE AVERAGE ANNUAL TOTAL RETURN DURING THAT PERIOD.
     TOTAL  RETURN  IS  COMPUTED  ACCORDING  TO  THE  FOLLOWING  FORMULA:

                                 P(1 + T)N = ERV

WHERE P = A HYPOTHETICAL INITIAL PAYMENT OF $1,000; T = TOTAL RETURN; N = NUMBER OF YEARS; AND ERV = THE ENDING REDEEMABLE VALUE OF A HYPOTHETICAL $1,000 PAYMENT MADE AT THE BEGINNING OF THE PERIOD.
     TOTAL RETURN IS HISTORICAL IN NATURE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. ALL TOTAL RETURN QUOTATIONS REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE ("RETURN WITH MAXIMUM LOAD"), EXCEPT QUOTATIONS OF RETURN "WITHOUT MAXIMUM LOAD," OR "AT NAV" (OR "WITHOUT CDSC") WHICH DO NOT DEDUCT SALES CHARGE. THUS, IN THE FORMULA ABOVE, FOR RETURN WITHOUT MAXIMUM LOAD, P = THE ENTIRE $1,000 HYPOTHETICAL INITIAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGE; FOR RETURN WITH MAXIMUM LOAD, P = A HYPOTHETICAL INITIAL INVESTMENT OF $1,000 LESS ANY SALES CHARGE ACTUALLY IMPOSED AT THE BEGINNING OF THE PERIOD FOR WHICH THE PERFORMANCE IS BEING CALCULATED. CLASS I SHARES DO NOT HAVE A SALES CHARGE.

                        PURCHASE AND REDEMPTION OF SHARES
                        ---------------------------------

     SHARE CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE INVESTOR. IF SHARE CERTIFICATES HAVE BEEN ISSUED, THEN THE CERTIFICATE MUST BE DELIVERED TO THE FUND'S TRANSFER AGENT WITH ANY REDEMPTION REQUEST. THIS COULD RESULT IN DELAYS. IF THE CERTIFICATES HAVE BEEN LOST, THE SHAREHOLDER WILL HAVE TO PAY TO POST AN INDEMNITY BOND IN CASE THE ORIGINAL CERTIFICATES ARE LATER PRESENTED BY ANOTHER PERSON. NO CERTIFICATES WILL BE ISSUED FOR FRACTIONAL SHARES.
     THE FUND HAS FILED A NOTICE OF ELECTION UNDER RULE 18F-1 WITH THE COMMISSION. THE NOTICE STATES THAT THE FUND MAY HONOR REDEMPTIONS THAT, DURING ANY 90-DAY PERIOD, EXCEED $250,000 OR 1% OF THE NEST ASSETS VALUE OF THE FUND, WHICHEVER IS LESS, BY REDEMPTIONS-IN-KIND (DISTRIBUTIONS OF A PRO RATA SHARE OF THE PORTFOLIO SECURITIES, RATHER THAN CASH.)
      SEE  THE  PROSPECTUS  FOR  MORE  DETAILS  ON  PURCHASES  AND  REDEMPTIONS.

                                   ADVERTISING
                                   -----------

     THE FUND OR ITS AFFILIATES MAY PROVIDE INFORMATION SUCH AS, BUT NOT LIMITED TO, THE ECONOMY, INVESTMENT CLIMATE, INVESTMENT PRINCIPLES, SOCIOLOGICAL CONDITIONS AND POLITICAL AMBIANCE. DISCUSSION MAY INCLUDE HYPOTHETICAL SCENARIOS OR LISTS OF RELEVANT FACTORS DESIGNED TO AID THE INVESTOR IN DETERMINING WHETHER THE FUND IS COMPATIBLE WITH THE INVESTOR'S GOALS. THE FUND MAY LIST ITS HOLDINGS OR GIVE EXAMPLES OF SECURITIES THAT MAY HAVE BEEN CONSIDERED FOR INCLUSION IN THE FUND, WHETHER HELD OR NOT.
     THE  FUND  OR  ITS  AFFILIATES  MAY SUPPLY COMPARATIVE PERFORMANCE DATA AND
RANKINGS FROM INDEPENDENT SOURCES SUCH AS DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, LIPPER ANALYTICAL SERVICES, INC., CDA INVESTMENT TECHNOLOGIES, INC., WIESENBERGER INVESTMENT COMPANIES SERVICE, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, NELSON'S AND THE WALL STREET JOURNAL. THE FUND MAY ALSO CITE TO ANY SOURCE, WHETHER IN PRINT OR ON-LINE, SUCH AS BLOOMBERG, IN ORDER TO ACKNOWLEDGE ORIGIN OF INFORMATION, AND MAY PROVIDE BIOGRAPHICAL INFORMATION ON, OR QUOTE, PORTFOLIO MANAGERS OR FUND OFFICERS. THE FUND MAY COMPARE ITSELF OR ITS PORTFOLIO HOLDINGS TO OTHER INVESTMENTS, WHETHER OR NOT ISSUED OR REGULATED BY THE SECURITIES INDUSTRY, INCLUDING, BUT NOT LIMITED TO, CERTIFICATES OF DEPOSIT AND TREASURY NOTES.
     CALVERT GROUP IS THE NATION'S LEADING FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUNDS, BOTH IN TERMS OF SOCIALLY RESPONSIBLE MUTUAL FUND ASSETS UNDER MANAGEMENT, AND NUMBER OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS OFFERED (SOURCE: SOCIAL INVESTMENT FORUM, DECEMBER 31, 1999). CALVERT GROUP WAS ALSO THE FIRST TO OFFER A FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS.

                             DIRECTORS AND OFFICERS
                             ----------------------

     THE  FUND'S BOARD OF DIRECTORS SUPERVISES THE FUND'S ACTIVITIES AND REVIEWS
ITS  CONTRACTS  WITH  COMPANIES  THAT  PROVIDE  IT  WITH  SERVICES.   BUSINESS
INFORMATION  IS  PROVIDED  BELOW  ABOUT  THE  FUND'S  DIRECTORS  AND  OFFICERS.
PRINCIPAL
                                                          OCCUPATION(S)  DURING
NAME, ADDRESS & DATE OF BIRTH   POSITION WITH FUND        LAST 5 YEARS

REBECCA  ADAMSON                DIRECTOR                    PRESIDENT  OF  THE
DOB:  9/10/47                                            NATIONAL  NON-PROFIT,
FIRST  NATIONS  DEVELOPMENT  INSTITUTE      FIRST  NATIONS  FINANCIAL PROJECT.
ADDRESS:  11917  MAIN  STREET,
FREDERICKSBURG,  VA.  22408

RICHARD  L.  BAIRD              DIRECTOR            EXECUTIVE  VICE  PRESIDENT
DOB:  5/9/48                                 OF  THE  FAMILY HEALTH COUNCIL, A
                                FAMILY  HEALTH  COUNCIL NON-PROFIT CORPORATION
ADDRESS:  211  OVERLOOK  DRIVE      THAT  PROVIDES  FAMILY  PLANNING SERVICES,
PITTSBURGH,  PA.  15216                     NUTRITION,  MATERNAL/CHILD  HEALTH
                                        CARE,  AND  VARIOUS  HEALTH  SCREENING
                                                                     SERVICES.

JOY  V.  JONES,  ESQ.           DIRECTOR          ATTORNEY  AND  ENTERTAINMENT
DOB:  7/2/50                                        MANAGER  IN  NEW YORK CITY.
ADDRESS:  175  WEST  12TH  STREET
NEW  YORK,  NEW  YORK  10011

*  BARBARA  J. KRUMSIEK         DIRECTOR    PRESIDENT, CHIEF EXECUTIVE OFFICER
DOB:  08/09/52                                AND  VICE  CHAIRMAN  OF  CALVERT
                                              GROUP,  LTD.  PRIOR  TO  JOINING
                                                CALVERT  GROUP,  MS.  KRUMSIEK
                                         SERVED  AS  A  MANAGING  DIRECTOR  OF
                                           ALLIANCE  FUND  DISTRIBUTORS,  INC.

TERRENCE  J.  MOLLNER,  ED.D    DIRECTOR            FOUNDER,  CHAIRPERSON, AND
DOB:  12/13/44                                      PRESIDENT  OF  TRUSTEESHIP
ADDRESS:  15  EDWARDS  SQUARE                     INSTITUTE,  INC.,  A DIVERSE
NORTHAMPTON,  MASSACHUSETTS  01060.             FOUNDATION  KNOWN  PRINCIPALLY
                                                     FOR  ITS  CONSULTATION TO
                                                   CORPORATIONS CONVERTING  TO
                                               COOPERATIVE EMPLOYEE-OWNERSHIP.

SYDNEY  AMARA  MORRIS           DIRECTOR        A  MINISTER  OF THE UNITARIAN-
DOB:  9/7/49.                                        UNIVERSALIST  FELLOWSHIP.
ADDRESS:  2915  WEST  12TH
VANCOUVER,  BRITISH  COLUMBIA,  CANADA  V6K2R2.

*  CHARLES  T. NASON,           DIRECTOR       Vice CHAIRMAN, and PRESIDENT of
                                                Ameritas Acacia Mutual Holding
DOB:  4/22/46                                    Company, and chairman and CEO
ADDRESS:  7315  WISCONSIN  AVENUE               Acacia Life Insurance company.
BETHESDA,  MARYLAND  20814

*  D.  WAYNE  SILBY             DIRECTOR         PRESIDENT  OF  CALVERT SOCIAL
DOB:  7/20/48.                            INVESTMENT  FUND.  MR. SILBY IS ALSO
ADDRESS:  1715  18TH  STREET,  N.W.,               EXECUTIVE CHAIRMAN OF GROUP
WASHINGTON,  D.C.  20009.                   SERVE,  INC.,  AN INTERNET COMPANY
                                              FOCUSED  ON  COMMUNITY  BUILDING
                                                         COLLABORATIVE  TOOLS.

RENO  J.  MARTINI     OFFICER             SENIOR  VICE  PRESIDENT  OF  CALVERT
DOB:  1/13/50                           GROUP,  LTD.,  SENIOR  VICE  PRESIDENT
                                           AND  CHIEF  INVESTMENT  OFFICER  OF
                                                    CALVERT  ASSET  MANAGEMENT
                                           COMPANY,  INC.,  AND  DIRECTOR  AND
                                                  PRESIDENT  OF  CALVERT-SLOAN
                                                             ADVISERS,  L.L.C.

RONALD  M.  WOLFSHEIMER,  CPA,  OFFICER        SENIOR VICE PRESIDENT AND CHIEF
DOB:  7/24/52                                           FINANCIAL  OFFICER  OF
                                                         CALVERT  GROUP,  LTD.

WILLIAM  M.  TARTIKOFF,  ESQ.   OFFICER    SENIOR  VICE  PRESIDENT, SECRETARY,
DOB:  8/12/47.                               AND  GENERAL  COUNSEL  OF CALVERT
                                                                  GROUP,  LTD.

SUSAN  WALKER  BENDER, ESQ.     OFFICER           ASSOCIATE GENERAL COUNSEL OF
DOB:  1/29/59.                                           CALVERT  GROUP,  LTD.

IVY  WAFFORD  DUKE,  ESQ.       OFFICER           ASSOCIATE GENERAL COUNSEL OF
DOB:  09/07/68                               CALVERT  GROUP, LTD. MS. DUKE WAS
                                            AN  ASSOCIATE  IN  THE  INVESTMENT
                                                    MANAGEMENT  GROUP  OF  THE
                                            BUSINESS  AND  FINANCE  DEPARTMENT
                                                AT  DRINKER  BIDDLE  &  REATH.

VICTOR  FRYE,  ESQ.            OFFICER                COUNSEL  AND  COMPLIANCE
DOB:  10/15/58                               OFFICER  OF  CALVERT  GROUP, LTD.
                                                 PRIOR TO WORKING  AT  CALVERT
                                                GROUP,  MR. FRYE  WAS  COUNSEL
                                              AND  MANAGER  OF THE  COMPLIANCE
                                           DEPARTMENT  AT THE  ADVISORS GROUP.

JENNIFER  STREAKS,  ESQ.       OFFICER           ASSISTANT  GENERAL COUNSEL OF
DOB:  08/02/71                                CALVERT  GROUP,  LTD.  PRIOR  TO
                                             WORKING  AT  CALVERT  GROUP,  MS.
                                            STREAKS  WAS  A REGULATORY ANALYST
                                                    IN  THE  MARKET REGULATION
                                                 DEPARTMENT  OF  THE  NATIONAL
                                         ASSOCIATION  OF  SECURITIES  DEALERS.

MICHAEL V. YUHAS JR., CPA     OFFFICER       DIRECTOR  OF  FUND ADMINISTRATION
DOB:  08/04/61                                       OF  CALVERT  GROUP,  LTD.

-----------------------------------------


     EACH OF THE OFFICERS IS ALSO AN OFFICER OF CALVERT-SLOAN ADVISERS, L.L.C., EACH OF THE SUBSIDIARIES OF CALVERT GROUP, LTD., AND EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS.
THE ADDRESS OF DIRECTORS AND OFFICERS, UNLESS OTHERWISE NOTED, IS 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. DIRECTORS MARKED WITH AN *, ABOVE, ARE "INTERESTED PERSONS" OF THE FUND, UNDER THE INVESTMENT COMPANY ACT OF 1940.
      THE AUDIT COMMITTEE OF THE BOARD IS COMPOSED OF THOSE DIRECTORS WHO ARE NOT INTERESTED PERSONS.
     DIRECTORS OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR MAY ELECT TO DEFER RECEIPT OF ALL OR A PERCENTAGE OF THEIR FEES AND INVEST THEM IN ANY FUND IN THE CALVERT FAMILY OF FUNDS THROUGH THE DIRECTORS' DEFERRED COMPENSATION PLAN. DEFERRAL OF THE FEES IS DESIGNED TO MAINTAIN THE PARTIES IN THE SAME POSITION AS IF THE FEES WERE PAID ON A CURRENT BASIS. MANAGEMENT BELIEVES THIS WILL HAVE A NEGLIGIBLE EFFECT ON THE FUND'S ASSETS, LIABILITIES, NET ASSETS, AND NET INCOME PER SHARE.

                        INVESTMENT ADVISOR AND SUBADVISOR
                        ---------------------------------

     THE FUND'S INVESTMENT ADVISOR IS CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, 1000N, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP LTD., WHICH IS A SUBSIDIARY OF ACACIA LIFE INSURANCE COMPANY OF WASHINGTON, D.C. ("ACACIA"). ACACIA IS A SUBSIDIARY OF AMERITAS ACACIA MUTUAL HOLDING COMPANY. UNDER THE ADVISORY CONTRACT, THE ADVISOR PROVIDES INVESTMENT ADVICE TO THE FUND AND OVERSEES ITS DAY-TO-DAY OPERATIONS, SUBJECT TO DIRECTION AND CONTROL BY THE FUND'S BOARD OF DIRECTORS. THE ADVISOR PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT, AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND; AND PAYS THE SALARIES AND FEES OF ALL DIRECTORS WHO ARE EMPLOYEES OF THE ADVISOR OR ITS AFFILIATES. THE FUND PAYS ALL OTHER ADMINISTRATIVE AND OPERATING EXPENSES, INCLUDING: CUSTODIAL, REGISTRAR, DIVIDEND DISBURSING AND TRANSFER AGENCY FEES; ADMINISTRATIVE SERVICE FEES; FUND ACCOUNTING FEES; FEDERAL AND STATE SECURITIES REGISTRATION FEES; SALARIES, FEES AND EXPENSES OF DIRECTORS, EXECUTIVE OFFICERS AND EMPLOYEES OF THE FUND WHO ARE NOT EMPLOYEES OF THE ADVISOR OR OF ITS AFFILIATES; INSURANCE PREMIUMS; TRADE ASSOCIATION DUES; LEGAL AND AUDIT FEES; INTEREST, TAXES AND OTHER BUSINESS FEES; EXPENSES OF PRINTING AND MAILING REPORTS, NOTICES, PROSPECTUSES, AND PROXY
MATERIAL TO SHAREHOLDERS; ANNUAL SHAREHOLDERS' MEETING EXPENSES; AND BROKERAGE COMMISSIONS AND OTHER COSTS ASSOCIATED WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES.
     THE ADVISOR HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH SEPTEMBER 30, 2001. THE CONTRACTUAL EXPENSE CAP IS 0.75% FOR CLASS A, 1.75% FOR CLASS B, 1.75% FOR CLASS C AND 0.375% FOR CLASS I. FOR THE PURPOSES OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, TAXES AND CAPITAL ITEMS. THE FUND HAS AN OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN AND THE TRANSFER AGENT FEES MAY BE PAID INDIRECTLY BY CREDITS ON THE FUND'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE FUND'S EXPENSES.
     FOR ITS SERVICES, THE ADVISOR RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.225% OF THE FUND'S AVERAGE DAILY NET ASSETS.

SUBADVISOR
     WORLD ASSET MANAGEMENT, LLC ("SUBADVISOR") IS CONTROLLED BY COMERICA BANK , A PUBLICLY HELD COMPANY. THE SUBADVISOR RECEIVES A SUBADVISORY FEE, PAID BY THE ADVISOR. THE SUBADVISORY FEE, PAYABLE MONTHLY, IS 0.07% OF THE FUND'S FIRST $50 MILLION AVERAGE ANNUAL DAILY NET ASSETS MANAGED BY THE SUBADVISOR, 0.05% OF THE NEXT $50 MILLION, AND 0.03% OF SUCH ASSETS OVER $100 MILLION.
     THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT THE FUND AND THE ADVISOR TO ENTER INTO AND MATERIALLY AMEND THE INVESTMENT SUBADVISORY AGREEMENT WITHOUT SHAREHOLDER APPROVAL. WITHIN 90 DAYS OF THE HIRING OF ANY SUBADVISOR OR THE IMPLEMENTATION OF ANY PROPOSED MATERIAL CHANGED IN THE INVESTMENT SUBADVISORY AGREEMENT, THE FUND WILL FURNISH ITS SHAREHOLDERS INFORMATION ABOUT THE NEW SUBADVISOR OR INVESTMENT SUBADVISORY AGREEMENT THAT WOULD BE INCLUDED IN A PROXY STATEMENT. SUCH INFORMATION WILL INCLUDE ANY CHANGE IN SUCH DISCLOSURE CAUSED BY THE ADDITION OF A NEW SUBADVISOR OR ANY PROPOSED MATERIAL CHANGE IN THE INVESTMENT SUBADVISORY AGREEMENT OF THE FUND. THE FUND WILL MEET THIS CONDITION BY PROVIDING SHAREHOLDERS, WITHIN 90 DAYS OF THE HIRING OF THE SUBADVISOR OR IMPLEMENTATION OF ANY MATERIAL CHANGE TO THE TERMS OF AN INVESTMENT SUBADVISORY AGREEMENT, WITH AN INFORMATION STATEMENT TO THIS EFFECT.

                                     ------
                          ADMINISTRATIVE SERVICES AGENT
                          -----------------------------

     CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR, HAS BEEN RETAINED BY THE FUND TO PROVIDE CERTAIN ADMINISTRATIVE
SERVICES NECESSARY TO THE CONDUCT OF ITS AFFAIRS, INCLUDING THE PREPARATION OF REGULATORY FILINGS AND SHAREHOLDER REPORTS. FOR PROVIDING SUCH SERVICES, CASC RECEIVES AN ANNUAL ADMINISTRATIVE SERVICE FEE PAYABLE MONTHLY (AS A PERCENTAGE OF NET ASSETS) AS FOLLOWS:

     CLASS  A,  B,  AND  C     CLASS  I
             0.225%              0.10%

      ADMINISTRATIVE SERVICES FEE ARE ALLOCATED AMONG CLASSES AS A CLASS-LEVEL EXPENSE BASED ON NET ASSETS.

                             METHOD OF DISTRIBUTION
                             ----------------------

     CALVERT DISTRIBUTORS, INC. ("CDI") IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR FOR THE FUND. CDI IS AN AFFILIATE OF THE FUND'S ADVISOR. UNDER THE TERMS OF ITS UNDERWRITING AGREEMENT WITH THE FUNDS, CDI MARKETS AND DISTRIBUTES THE FUND'S SHARES AND IS RESPONSIBLE FOR PREPARING ADVERTISING AND SALES LITERATURE, AND PRINTING AND MAILING PROSPECTUSES TO PROSPECTIVE INVESTORS.
     PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE FUND HAS ADOPTED DISTRIBUTION PLANS (THE "PLANS") WHICH PERMITS THE FUND TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF ITS SHARES. SUCH EXPENSES MAY NOT EXCEED, ON AN ANNUAL BASIS, 0.25% OF THE FUND'S CLASS A AVERAGE DAILY NET ASSETS. EXPENSES UNDER THE FUND'S CLASS B AND CLASS C PLANS MAY NOT EXCEED, ON AN ANNUAL BASIS, 1.00% OF THE AVERAGE DAILY NET ASSETS OF CLASS B AND CLASS C, RESPECTIVELY. CLASS I HAS NO DISTRIBUTION PLAN. CLASS A DISTRIBUTION PLANS REIMBURSE CDI ONLY FOR EXPENSES IT INCURS, WHILE THE CLASS B AND C DISTRIBUTION PLANS COMPENSATE CDI AT A SET RATE REGARDLESS OF CDI'S EXPENSES. DISTRIBUTION PLAN EXPENSES MAY BE SPENT FOR ADVERTISING, PRINTING AND MAILING OF PROSPECTUSES TO PERSONS WHO ARE NOT ALREADY FUND SHAREHOLDERS, COMPENSATION TO BROKER/DEALERS, UNDERWRITERS, AND SALESPERSONS, AND, FOR CLASS B, INTEREST AND FINANCE CHARGES.
     THE FUND'S DISTRIBUTION PLANS WERE APPROVED BY THE BOARD OF DIRECTORS, INCLUDING THE DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PLANS OR IN ANY AGREEMENTS RELATED TO THE PLANS. THE SELECTION AND NOMINATION OF THE DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND IS COMMITTED TO THE DISCRETION OF SUCH DISINTERESTED DIRECTORS. IN ESTABLISHING THE PLANS, THE DIRECTORS CONSIDERED VARIOUS FACTORS INCLUDING THE AMOUNT OF THE DISTRIBUTION EXPENSES. THE DIRECTORS DETERMINED THAT THERE IS A REASONABLE LIKELIHOOD THAT THE PLANS WILL BENEFIT THE FUND AND ITS SHAREHOLDERS, INCLUDING ECONOMIES OF SCALE AT HIGHER ASSET LEVELS, BETTER INVESTMENT OPPORTUNITIES AND MORE FLEXIBILITY IN MANAGING A GROWING PORTFOLIO.
     THE PLANS MAY BE TERMINATED BY VOTE OF A MAJORITY OF THE NON-INTERESTED DIRECTORS WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, OR BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND. IF THE FUND SHOULD EVER SWITCH TO A NEW PRINCIPAL UNDERWRITER WITHOUT TERMINATING THE CLASS B PLAN, THE FEE WOULD BE PRORATED BETWEEN CDI AND THE NEW PRINCIPAL UNDERWRITER. ANY CHANGE IN THE PLANS THAT WOULD MATERIALLY INCREASE THE DISTRIBUTION COST TO A CLASS REQUIRES APPROVAL OF THE SHAREHOLDERS OF THE AFFECTED CLASS; OTHERWISE, THE PLANS MAY BE AMENDED BY THE DIRECTORS, INCLUDING A MAJORITY OF THE NON-INTERESTED DIRECTORS AS DESCRIBED ABOVE. THE PLANS WILL CONTINUE IN EFFECT FOR SUCCESSIVE ONE-YEAR TERMS PROVIDED THAT SUCH CONTINUANCE IS SPECIFICALLY APPROVED BY (I) THE VOTE OF A MAJORITY OF THE DIRECTORS WHO ARE NOT PARTIES TO THE PLANS OR INTERESTED PERSONS OF ANY SUCH PARTY AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, AND (II) THE VOTE OF A MAJORITY OF THE ENTIRE BOARD OF DIRECTORS.
     APART FROM THE PLANS, THE ADVISOR AND CDI, AT THEIR OWN EXPENSE, MAY INCUR COSTS AND PAY EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF SHARES OF THE FUND. THE ADVISOR AND/OR CDI MAY PAY CERTAIN FIRMS COMPENSATION BASED ON SALES OF FUND SHARES OR ON ASSETS HELD IN THOSE FIRM'S ACCOUNTS FOR THEIR MARKETING AND DISTRIBUTION OF THE FUND SHARES, ABOVE THE USUAL SALES CHARGES AND SERVICE FEES.
     CDI MAKES A CONTINUOUS OFFERING OF THE FUND'S SECURITIES ON A "BEST EFFORTS" BASIS. UNDER THE TERMS OF THE AGREEMENT, CDI IS ENTITLED TO RECEIVE, PURSUANT TO THE DISTRIBUTION PLANS, A DISTRIBUTION FEE AND A SERVICE FEE FROM THE FUND BASED ON THE AVERAGE DAILY NET ASSETS OF EACH CLASS. THESE FEES ARE PAID PURSUANT TO THE FUND'S DISTRIBUTION PLAN.

CLASS  A  SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS
FOLLOWS:

                                   AS A % OF    AS A % OF    ALLOWED  TO
AMOUNT  OF                         OFFERING     NET  AMOUNT  BROKERS  AS A % OF
INVESTMENT                         PRICE        INVESTED     OFFERING  PRICE
LESS  THAN  $50,000                    4.75%        4.99%        4.00%
$50,000  BUT  LESS  THAN  $100,000     3.75%        3.90%        3.00%
$100,000  BUT  LESS  THAN  $250,000    2.75%        2.83%        2.25%
$250,000  BUT  LESS  THAN  $500,000    1.75%        1.78%        1.25%
$500,000  BUT  LESS  THAN  $1,000,000  1.00%        1.01%        0.80%
$1,000,000  AND  OVER                  0.00%        0.00%        0.00%

     CDI RECEIVES ANY FRONT-END SALES CHARGE OR CDSC PAID. A PORTION OF THE FRONT-END SALES CHARGE MAY BE REALLOWED TO DEALERS.
     FUND DIRECTORS AND CERTAIN OTHER AFFILIATED PERSONS OF THE FUND ARE EXEMPT FROM THE SALES CHARGE SINCE THE DISTRIBUTION COSTS ARE MINIMAL TO PERSONS ALREADY FAMILIAR WITH THE FUND. OTHER GROUPS (E.G., GROUP RETIREMENT PLANS) ARE EXEMPT DUE TO ECONOMIES OF SCALE IN DISTRIBUTION. SEE EXHIBIT A TO THE PROSPECTUS.

                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
                    -----------------------------------------

NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), A SUBSIDIARY OF STATE STREET BANK & TRUST, HAS BEEN RETAINED BY THE FUND TO ACT AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THESE RESPONSIBILITIES INCLUDE: RESPONDING TO CERTAIN SHAREHOLDER INQUIRIES AND INSTRUCTIONS, CREDITING AND DEBITING SHAREHOLDER ACCOUNTS FOR PURCHASES AND REDEMPTIONS OF FUND SHARES AND CONFIRMING SUCH TRANSACTIONS, AND DAILY UPDATING OF SHAREHOLDER ACCOUNTS TO REFLECT DECLARATION AND PAYMENT OF DIVIDENDS.
     CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), A SUBSIDIARY OF CALVERT GROUP, LTD. AND ACACIA, HAS BEEN RETAINED BY THE FUND TO ACT AS SHAREHOLDER SERVICING AGENT. SHAREHOLDER SERVICING RESPONSIBILITIES INCLUDE RESPONDING TO SHAREHOLDER INQUIRIES AND INSTRUCTIONS CONCERNING THEIR ACCOUNTS, ENTERING ANY TELEPHONED PURCHASES OR REDEMPTIONS INTO THE NFDS SYSTEM, MAINTENANCE OF BROKER-DEALER DATA, AND PREPARING AND DISTRIBUTING STATEMENTS TO SHAREHOLDERS REGARDING THEIR ACCOUNTS. FOR THESE SERVICES, CSSI RECEIVES A FEE OF $6.00 PER SHAREHOLDER ACCOUNT AND $0.65 PER TRANSACTION.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     PORTFOLIO TRANSACTIONS ARE UNDERTAKEN ON THE BASIS OF THEIR DESIRABILITY FROM AN INVESTMENT STANDPOINT. THE FUND'S ADVISOR AND SUBADVISORS MAKE INVESTMENT DECISIONS AND THE CHOICE OF BROKERS AND DEALERS UNDER THE DIRECTION AND SUPERVISION OF THE FUND'S BOARD OF DIRECTORS.
     BROKER-DEALERS WHO EXECUTE PORTFOLIO TRANSACTIONS ON BEHALF OF THE FUND ARE SELECTED ON THE BASIS OF THEIR EXECUTION CAPABILITY AND TRADING EXPERTISE CONSIDERING, AMONG OTHER FACTORS, THE OVERALL REASONABLENESS OF THE BROKERAGE COMMISSIONS, CURRENT MARKET CONDITIONS, SIZE AND TIMING OF THE ORDER, DIFFICULTY OF EXECUTION, PER SHARE PRICE, MARKET FAMILIARITY, RELIABILITY, INTEGRITY, AND FINANCIAL CONDITION, SUBJECT TO THE ADVISOR/SUBADVISOR OBLIGATION TO SEEK BEST EXECUTION. THE ADVISOR OR SUBADVISOR MAY ALSO CONSIDER SALES OF FUND SHARES AS A FACTOR IN THE SELECTION OF BROKERS, AGAIN, SUBJECT TO BEST EXECUTION (I.E., THE FUND WILL NOT "PAY UP" FOR SUCH TRANSACTIONS.)
     WHILE THE FUND'S ADVISOR AND SUBADVISOR(S) SELECT BROKERS PRIMARILY ON THE BASIS OF BEST EXECUTION, IN SOME CASES THEY MAY DIRECT TRANSACTIONS TO BROKERS
BASED ON THE QUALITY AND AMOUNT OF THE RESEARCH AND RESEARCH-RELATED SERVICES WHICH THE BROKERS PROVIDE TO THEM. THESE RESEARCH SERVICES INCLUDE ADVICE, EITHER DIRECTLY OR THROUGH PUBLICATIONS OR WRITINGS, AS TO THE VALUE OF SECURITIES, THE ADVISABILITY OF INVESTING IN, PURCHASING OR SELLING SECURITIES, AND THE AVAILABILITY OF SECURITIES OR PURCHASERS OR SELLERS OF SECURITIES; FURNISHING OF ANALYSES AND REPORTS CONCERNING ISSUERS, SECURITIES OR INDUSTRIES; PROVIDING INFORMATION ON ECONOMIC FACTORS AND TRENDS; ASSISTING IN DETERMINING PORTFOLIO STRATEGY; PROVIDING COMPUTER SOFTWARE USED IN SECURITY ANALYSES;
PROVIDING PORTFOLIO PERFORMANCE EVALUATION AND TECHNICAL MARKET ANALYSES; AND PROVIDING OTHER SERVICES RELEVANT TO THE INVESTMENT DECISION MAKING PROCESS. OTHER SUCH SERVICES ARE DESIGNED PRIMARILY TO ASSIST THE ADVISOR IN MONITORING THE INVESTMENT ACTIVITIES OF THE SUBADVISOR(S) OF THE FUND. SUCH SERVICES
INCLUDE PORTFOLIO ATTRIBUTION SYSTEMS, RETURN-BASED STYLE ANALYSIS, AND TRADE-EXECUTION ANALYSIS.
IF, IN THE JUDGMENT OF THE ADVISOR OR SUBADVISOR(S), THE FUND OR OTHER ACCOUNTS MANAGED BY THEM WILL BE BENEFITED BY SUPPLEMENTAL RESEARCH SERVICES, THEY ARE AUTHORIZED TO PAY BROKERAGE COMMISSIONS TO A BROKER FURNISHING SUCH SERVICES
WHICH ARE IN EXCESS OF COMMISSIONS WHICH ANOTHER BROKER MAY HAVE CHARGED FOR EFFECTING THE SAME TRANSACTION. IT IS THE POLICY OF THE ADVISOR THAT SUCH RESEARCH SERVICES WILL BE USED FOR THE BENEFIT OF THE FUND AS WELL AS OTHER CALVERT GROUP FUNDS AND MANAGED ACCOUNTS.

                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     THE FUND, ITS ADVISORS, AND PRINCIPAL UNDERWRITER HAVE ADOPTED A CODE OF ETHICS PURSUANT TO RULE 17J-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE CODE OF ETHICS IS DESIGNED TO PROTECT THE PUBLIC FROM ABUSIVE TRADING PRACTICES AND TO MAINTAIN ETHICAL STANDARDS FOR ACCESS PERSONS AS DEFINED IN THE RULE WHEN DEALING WITH THE PUBLIC. THE CODE OF ETHICS PERMITS THE FUND'S INVESTMENT PERSONNEL TO INVEST IN SECURITIES THAT MAYBE PURCHASED OR HELD BY THE FUND. THE CODE OF ETHICS CONTAINS CERTAIN CONDITIONS SUCH AS PRECLEARANCE AND RESTRICTIONS ON USE OF MATERIAL INFORMATION.

                      INDEPENDENT ACCOUNTANT AND CUSTODIANS
                      -------------------------------------

PRICEWATERHOUSECOOPERS LLP, HAS BEEN SELECTED BY THE BOARD OF DIRECTORS TO SERVE AS INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR 2000. STATE STREET BANK & TRUST COMPANY, N.A., 225 FRANKLIN STREET, BOSTON, MA 02110, SERVES AS CUSTODIAN OF THE FUND'S INVESTMENTS. ALLFIRST FINANCIAL, INC., 25 SOUTH CHARLES STREET, BALTIMORE, MARYLAND 21203 ALSO SERVES AS CUSTODIAN OF CERTAIN OF THE FUND'S CASH ASSETS. THE CUSTODIANS HAVE NO PART IN DECIDING THE FUND'S INVESTMENT POLICIES OR THE CHOICE OF SECURITIES THAT ARE TO BE PURCHASED OR SOLD FOR THE FUND.

                              FINANCIAL STATEMENTS
                              --------------------

     THE FUND'S AUDITED FINANCIAL STATEMENTS ARE INCLUDED AT SCHEDULE A OF THIS STATEMENT OF ADDITIONAL INFORMATION.

                               GENERAL INFORMATION
                               -------------------

     THE FUND IS A SERIES OF CALVERT SOCIAL INDEX SERIES, INC., AN OPEN-END MANAGEMENT INVESTMENT COMPANY ORGANIZED AS A MARYLAND CORPORATION ON APRIL 7, 2000. THE FUND IS DIVERSIFIED.
     EACH SHARE REPRESENTS AN EQUAL PROPORTIONATE INTEREST WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH CLASS AS DECLARED BY THE BOARD. THE FUND OFFERS FOUR SEPARATE CLASSES OF
SHARES: CLASS A, CLASS B, CLASS C, AND CLASS I. EACH CLASS REPRESENTS INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS BUT, AS FURTHER DESCRIBED IN THE PROSPECTUS, EACH CLASS IS SUBJECT TO DIFFERING SALES CHARGES AND EXPENSES, WHICH DIFFERENCES WILL RESULT IN DIFFERING NET ASSET VALUES AND DISTRIBUTIONS. UPON ANY LIQUIDATION OF THE FUND, SHAREHOLDERS OF EACH CLASS ARE ENTITLED TO SHARE PRO RATA IN THE NET ASSETS BELONGING TO THAT SERIES AVAILABLE FOR DISTRIBUTION.
     THE FUND IS NOT REQUIRED TO HOLD ANNUAL SHAREHOLDER MEETINGS, BUT SPECIAL MEETINGS MAY BE CALLED FOR CERTAIN PURPOSES SUCH AS ELECTING DIRECTORS, CHANGING FUNDAMENTAL POLICIES, OR APPROVING A MANAGEMENT CONTRACT. AS A SHAREHOLDER, YOU RECEIVE ONE VOTE FOR EACH SHARE OF A FUND YOU OWN. MATTERS AFFECTING CLASSES
DIFFERENTLY,  SUCH  AS DISTRIBUTION PLANS, WILL BE VOTED ON SEPARATELY BY CLASS.

                                    APPENDIX
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS
CORPORATE  BONDS:
DESCRIPTION  OF MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S BOND RATINGS:
     AAA/AAA: BEST QUALITY. THESE BONDS CARRY THE SMALLEST DEGREE OF INVESTMENT RISK AND ARE GENERALLY REFERRED TO AS "GILT EDGE." INTEREST PAYMENTS ARE PROTECTED BY A LARGE OR BY AN EXCEPTIONALLY STABLE MARGIN AND PRINCIPAL IS SECURE. THIS RATING INDICATES AN EXTREMELY STRONG CAPACITY TO PAY PRINCIPAL AND INTEREST.
     AA/AA: BONDS RATED AA ALSO QUALIFY AS HIGH-QUALITY DEBT OBLIGATIONS. CAPACITY TO PAY PRINCIPAL AND INTEREST IS VERY STRONG, AND IN THE MAJORITY OF INSTANCES THEY DIFFER FROM AAA ISSUES ONLY IN SMALL DEGREE. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN AAA SECURITIES, FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE, OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE LONG-TERM RISKS APPEAR SOMEWHAT LARGER THAN IN AAA SECURITIES.
     A/A: UPPER-MEDIUM GRADE OBLIGATIONS. FACTORS GIVING SECURITY TO PRINCIPAL AND INTEREST ARE CONSIDERED ADEQUATE, BUT ELEMENTS MAY BE PRESENT WHICH MAKE THE BOND SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CIRCUMSTANCES AND ECONOMIC CONDITIONS.
     BAA/BBB: MEDIUM GRADE OBLIGATIONS; ADEQUATE CAPACITY TO PAY PRINCIPAL AND INTEREST. WHEREAS THEY NORMALLY EXHIBIT ADEQUATE PROTECTION PARAMETERS, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY TO PAY PRINCIPAL AND INTEREST FOR BONDS IN THIS CATEGORY THAN FOR BONDS IN HIGHER RATED CATEGORIES.
     BA/BB, B/B, CAA/CCC, CA/CC: DEBT RATED IN THESE CATEGORIES IS REGARDED AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO CAPACITY TO PAY INTEREST AND REPAY PRINCIPAL. THE HIGHER THE DEGREE OF SPECULATION, THE LOWER THE RATING. WHILE SUCH DEBT WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE ARE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR RISK EXPOSURE TO ADVERSE CONDITIONS.
     C/C:  THIS  RATING  IS  ONLY FOR INCOME BONDS ON WHICH NO INTEREST IS BEING
PAID.
     D:  DEBT  IN  DEFAULT;  PAYMENT OF INTEREST AND/OR PRINCIPAL IS IN ARREARS.

COMMERCIAL  PAPER:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     THE  PRIME  RATING  IS  THE  HIGHEST  COMMERCIAL  PAPER  RATING ASSIGNED BY
MOODY'S.  AMONG  THE  FACTORS CONSIDERED BY MOODY'S IN ASSIGNING RATINGS ARE THE
FOLLOWING: (1) EVALUATION OF THE MANAGEMENT OF THE ISSUER; (2) ECONOMIC EVALUATION OF THE ISSUER'S INDUSTRY OR INDUSTRIES AND AN APPRAISAL OF SPECULATIVE-TYPE RISKS WHICH MAY BE INHERENT IN CERTAIN AREAS; (3) EVALUATION OF THE ISSUER'S PRODUCTS IN RELATION TO COMPETITION AND CUSTOMER ACCEPTANCE; (4) LIQUIDITY; (5) AMOUNT AND QUALITY OF LONG-TERM DEBT; (6) TREND OF EARNINGS OVER A PERIOD OF TEN YEARS; (7) FINANCIAL STRENGTH OF A PARENT COMPANY AND THE RELATIONSHIPS WHICH EXIST WITH THE ISSUER; AND (8) RECOGNITION BY MANAGEMENT OF OBLIGATIONS WHICH MAY BE PRESENT OR MAY ARISE AS A RESULT OF PUBLIC INTEREST QUESTIONS AND PREPARATIONS TO MEET SUCH OBLIGATIONS. ISSUERS WITHIN THIS PRIME CATEGORY MAY BE GIVEN RATINGS 1, 2, OR 3, DEPENDING ON THE RELATIVE STRENGTHS OF THESE FACTORS.

     STANDARD  &  POOR'S  CORPORATION:
     COMMERCIAL  PAPER  RATED  A  BY  STANDARD  &  POOR'S  HAS  THE  FOLLOWING
CHARACTERISTICS:  (I)  LIQUIDITY  RATIOS ARE ADEQUATE TO MEET CASH REQUIREMENTS;
(II) LONG-TERM SENIOR DEBT RATING SHOULD BE A OR BETTER, ALTHOUGH IN SOME CASES BBB CREDITS MAY BE ALLOWED IF OTHER FACTORS OUTWEIGH THE BBB; (III) THE ISSUER SHOULD HAVE ACCESS TO AT LEAST TWO ADDITIONAL CHANNELS OF BORROWING; (IV) BASIC EARNINGS AND CASH FLOW SHOULD HAVE AN UPWARD TREND WITH ALLOWANCES MADE FOR UNUSUAL CIRCUMSTANCES; AND (V) TYPICALLY THE ISSUER'S INDUSTRY SHOULD BE WELL ESTABLISHED AND THE ISSUER SHOULD HAVE A STRONG POSITION WITHIN ITS INDUSTRY AND THE RELIABILITY AND QUALITY OF MANAGEMENT SHOULD BE UNQUESTIONED. ISSUERS RATED A ARE FURTHER REFERRED TO BY USE OF NUMBERS 1, 2 AND 3 TO DENOTE THE RELATIVE STRENGTH WITHIN THIS HIGHEST CLASSIFICATION.

                                LETTER OF INTENT


                                                                            DATE

CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
BETHESDA,  MD  20814

LADIES  AND  GENTLEMEN:

     BY SIGNING THIS LETTER OF INTENT, OR AFFIRMATIVELY MARKING THE LETTER OF INTENT OPTION ON MY FUND ACCOUNT APPLICATION FORM, I AGREE TO BE BOUND BY THE TERMS AND CONDITIONS APPLICABLE TO LETTERS OF INTENT APPEARING IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND AND THE PROVISIONS DESCRIBED BELOW AS THEY MAY BE AMENDED FROM TIME TO TIME BY THE FUND. SUCH AMENDMENTS WILL APPLY AUTOMATICALLY TO EXISTING LETTERS OF INTENT.

     I  INTEND  TO  INVEST  IN  THE  SHARES  OF__________________     (FUND  OR
PORTFOLIO NAME) DURING THE THIRTEEN (13) MONTH PERIOD FROM THE DATE OF MY FIRST PURCHASE PURSUANT TO THIS LETTER (WHICH CANNOT BE MORE THAN NINETY (90) DAYS PRIOR TO THE DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), AN AGGREGATE AMOUNT (EXCLUDING ANY REINVESTMENTS OF DISTRIBUTIONS) OF AT LEAST FIFTY THOUSAND DOLLARS ($50,000) WHICH, TOGETHER WITH MY CURRENT HOLDINGS OF THE FUND (AT PUBLIC OFFERING PRICE ON DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), WILL EQUAL OR EXCEED THE AMOUNT CHECKED BELOW:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     SUBJECT TO THE CONDITIONS SPECIFIED BELOW, INCLUDING THE TERMS OF ESCROW, TO WHICH I HEREBY AGREE, EACH PURCHASE OCCURRING AFTER THE DATE OF THIS LETTER WILL BE MADE AT THE PUBLIC OFFERING PRICE APPLICABLE TO A SINGLE TRANSACTION OF THE DOLLAR AMOUNT SPECIFIED ABOVE, AS DESCRIBED IN THE FUND'S PROSPECTUS. "FUND" IN THIS LETTER OF INTENT SHALL REFER TO THE FUND OR PORTFOLIO, AS THE CASE MAY BE. NO PORTION OF THE SALES CHARGE IMPOSED ON PURCHASES MADE PRIOR TO THE DATE OF THIS LETTER WILL BE REFUNDED.

     I AM MAKING NO COMMITMENT TO PURCHASE SHARES, BUT IF MY PURCHASES WITHIN THIRTEEN MONTHS FROM THE DATE OF MY FIRST PURCHASE DO NOT AGGREGATE THE MINIMUM AMOUNT SPECIFIED ABOVE, I WILL PAY THE INCREASED AMOUNT OF SALES CHARGES PRESCRIBED IN THE TERMS OF ESCROW DESCRIBED BELOW. I UNDERSTAND THAT 4.75% OF THE MINIMUM DOLLAR AMOUNT SPECIFIED ABOVE WILL BE HELD IN ESCROW IN THE FORM OF SHARES (COMPUTED TO THE NEAREST FULL SHARE). THESE SHARES WILL BE HELD SUBJECT TO THE TERMS OF ESCROW DESCRIBED BELOW.

     FROM THE INITIAL PURCHASE (OR SUBSEQUENT PURCHASES IF NECESSARY), 4.75% OF THE DOLLAR AMOUNT SPECIFIED IN THIS LETTER SHALL BE HELD IN ESCROW IN SHARES OF THE FUND BY THE FUND'S TRANSFER AGENT. FOR EXAMPLE, IF THE MINIMUM AMOUNT SPECIFIED UNDER THE LETTER IS $50,000, THE ESCROW SHALL BE SHARES VALUED IN THE AMOUNT OF $2,375 (COMPUTED AT THE PUBLIC OFFERING PRICE ADJUSTED FOR A $50,000 PURCHASE). ALL DIVIDENDS AND ANY CAPITAL GAINS DISTRIBUTION ON THE ESCROWED SHARES WILL BE CREDITED TO MY ACCOUNT.

     IF THE TOTAL MINIMUM INVESTMENT SPECIFIED UNDER THE LETTER IS COMPLETED WITHIN A THIRTEEN MONTH PERIOD, ESCROWED SHARES WILL BE PROMPTLY RELEASED TO ME. HOWEVER, SHARES DISPOSED OF PRIOR TO COMPLETION OF THE PURCHASE REQUIREMENT UNDER THE LETTER WILL BE DEDUCTED FROM THE AMOUNT REQUIRED TO COMPLETE THE INVESTMENT COMMITMENT.

     UPON EXPIRATION OF THIS LETTER, THE TOTAL PURCHASES PURSUANT TO THE LETTER ARE LESS THAN THE AMOUNT SPECIFIED IN THE LETTER AS THE INTENDED AGGREGATE PURCHASES, CALVERT DISTRIBUTORS, INC. ("CDI") WILL BILL ME FOR AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE LOWER LOAD I PAID AND THE DOLLAR AMOUNT OF SALES CHARGES WHICH I WOULD HAVE PAID IF THE TOTAL AMOUNT PURCHASED HAD BEEN MADE AT A SINGLE TIME. IF NOT PAID BY THE INVESTOR WITHIN 20 DAYS, CDI WILL DEBIT THE DIFFERENCE FROM MY ACCOUNT. FULL SHARES, IF ANY, REMAINING IN ESCROW AFTER THE AFOREMENTIONED ADJUSTMENT WILL BE RELEASED AND, UPON REQUEST, REMITTED TO ME.

     I IRREVOCABLY CONSTITUTE AND APPOINT CDI AS MY ATTORNEY-IN-FACT, WITH FULL POWER OF SUBSTITUTION, TO SURRENDER FOR REDEMPTION ANY OR ALL ESCROWED SHARES ON THE BOOKS OF THE FUND. THIS POWER OF ATTORNEY IS COUPLED WITH AN INTEREST.

     THE COMMISSION ALLOWED BY CALVERT DISTRIBUTORS, INC. TO THE BROKER-DEALER NAMED HEREIN SHALL BE AT THE RATE APPLICABLE TO THE MINIMUM AMOUNT OF MY SPECIFIED INTENDED PURCHASES.

     THE LETTER MAY BE REVISED UPWARD BY ME AT ANY TIME DURING THE THIRTEEN-MONTH PERIOD, AND SUCH A REVISION WILL BE TREATED AS A NEW LETTER, EXCEPT THAT THE THIRTEEN-MONTH PERIOD DURING WHICH THE PURCHASE MUST BE MADE WILL REMAIN UNCHANGED AND THERE WILL BE NO RETROACTIVE REDUCTION OF THE SALES CHARGES PAID ON PRIOR PURCHASES.

     IN DETERMINING THE TOTAL AMOUNT OF PURCHASES MADE HEREUNDER, SHARES DISPOSED OF PRIOR TO TERMINATION OF THIS LETTER WILL BE DEDUCTED. MY BROKER-DEALER SHALL REFER TO THIS LETTER OF INTENT IN PLACING ANY FUTURE PURCHASE ORDERS FOR ME WHILE THIS LETTER IS IN EFFECT.



DEALER     NAME  OF  INVESTOR(S)


BY
     AUTHORIZED  SIGNER     ADDRESS



DATE     SIGNATURE  OF  INVESTOR(S)



DATE     SIGNATURE  OF  INVESTOR(S)

                                   SCHEDULE A

                      REPORT  OF  INDEPENDENT  ACCOUNTANTS
TO  THE  BOARD  OF  DIRECTORS  OF
CALVERT  SOCIAL  INDEX  SERIES,  INC.:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES PRESENTS FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF THE CALVERT SOCIAL INDEX FUND, ONE PORTFOLIO COMPRISING THE CALVERT SOCIAL INDEX SERIES, INC. (THE "FUND") AT JUNE 27, 2000 IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THIS FINANCIAL STATEMENT IS THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THIS FINANCIAL STATEMENT BASED ON OUR AUDIT. WE CONDUCTED OUR AUDIT OF THIS FINANCIAL STATEMENT IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENT IS FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENT, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDIT PROVIDES A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP
JUNE  27,  2000

                            CALVERT SOCIAL INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 27, 2000


ASSETS
------
                                                          CASH          $100,000
                                                                        --------

                                                   TOTAL ASSETS          100,000
                                                                         -------


LIABILITIES
-----------
                               ACCRUED EXPENSES AND OTHER LIABILITIES          0
                                                                               -

                                                    TOTAL LIABILITIES          0
                                                                               -
                                                    NET ASSETS          $100,000
                                                                        ========


NET  ASSETS  CONSIST  OF:
-------------------------
PAID-IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING  SHARES  OF  COMMON  STOCK,
  WITH  250,000,000  SHARES  OF  $0.01  PAR  VALUE  SHARE  AUTHORIZED  FOR
  CLASS  A,  B,  C  AND  I  COMBINED:
                             CLASS A:  6,466 SHARES OUTSTANDING          $97,000
                                 CLASS B:  67 SHARES OUTSTANDING           1,000
                                 CLASS C:  67 SHARES OUTSTANDING           1,000
                                 CLASS  I:  67 SHARES OUTSTANDING          1,000
                                                                           -----

                                                    NET ASSETS          $100,000
                                                                        ========


NET  ASSET  VALUE  PER  SHARE
-----------------------------
                       CLASS A: (BASED ON NET ASSETS OF $97,000)          $15.00
                                                                          ======
                        CLASS B: (BASED ON NET ASSETS OF $1,000)          $15.00
                                                                          ======
                        CLASS C: (BASED ON NET ASSETS OF $1,000)          $15.00
                                                                          ======
                       CLASS  I: (BASED ON NET ASSETS OF $1,000)          $15.00
                                                                          ======

                            CALVERT SOCIAL INDEX FUND
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES

GENERAL: THE CALVERT SOCIAL INDEX FUND (THE "FUND"), THE SOLE SERIES OF CALVERT SOCIAL INDEX SERIES, INC., IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND WAS ORGANIZED AS A MARYLAND CORPORATION ON APRIL 7, 2000. IT HAS HAD NO OPERATIONS SINCE THAT DATE, EXCEPT FOR MATTERS RELATING TO THE FUND'S ORGANIZATION AND REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 AND THE SECURITIES ACT OF 1933 AND THE SALE OF 6,667 SHARES ("INITIAL SHARES") OF THE FUND TO CALVERT ASSET MANAGEMENT COMPANY, INC. THE FUND OFFERS FOUR SEPARATE CLASSES OF SHARES:
CLASS  A,  CLASS  B,  CLASS  C  AND  CLASS  I.

THE  ADVISOR  IS  ASSUMING  ALL  ORGANIZATION  COSTS  OF  THE  FUND.


NOTE  B  -  RELATED  PARTY  TRANSACTIONS

THE FUND HAS ENTERED INTO AN INVESTMENT ADVISORY AGREEMENT WITH CALVERT ASSET MANAGEMENT COMPANY, INC. CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE FUND. FOR ITS SERVICES, THE ADVISOR IS ENTITLED TO RECEIVE AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.225% OF THE FUND'S AVERAGE DAILY NET ASSETS.

THE ADVISOR HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF EXPENSE OFFSET ARRANGEMENTS) THROUGH SEPTEMBER 30, 2001. THE CONTRACTUAL EXPENSE CAP IS 0.75% FOR CLASS A, 1.75% FOR CLASS B, 1.75% FOR CLASS C AND 0.375% FOR CLASS I. FOR THE PURPOSE OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE, TAXES, EXTRAORDINARY EXPENSES AND CAPITAL ITEMS.

THE FUND HAS ENTERED INTO AN ADMINISTRATIVE SERVICES AGREEMENT WITH CALVERT ADMINISTRATIVE SERVICES COMPANY. CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND. CASC IS ENTITLED TO RECEIVE AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.225% FOR CLASSES A, B, AND C, AND 0.10% FOR CLASS I, OF THE FUND'S AVERAGE DAILY NET ASSETS.

THE FUND HAS ENTERED INTO A DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN WITH CALVERT DISTRIBUTORS, INC. CALVERT DISTRIBUTORS, INC. ("CDI"), AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS A, CLASS B, AND CLASS C SHARES ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. SUCH EXPENSES MAY NOT EXCEED 0.25%, 1.00%, AND 1.00% ANNUALLY OF AVERAGE DAILY NET ASSETS OF EACH CLASS A, CLASS B AND CLASS C.

THE FUND HAS ENTERED INTO A SHAREHOLDER SERVICING AGREEMENT WITH CALVERT SHAREHOLDER SERVICES, INC. CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN
AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT OF THE FUND. NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THESE SERVICES, CSSI IS ENTITLED TO RECEIVE A FEE OF
$6.00  PER  SHAREHOLDER  ACCOUNT  AND  $0.65  PER  TRANSACTION.

INVESTMENT  ADVISOR
CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

SHAREHOLDER  SERVICES     TRANSFER  AGENT
CALVERT  SHAREHOLDER  SERVICES,  INC.     NATIONAL FINANCIAL DATA SERVICES, INC.
4550  MONTGOMERY  AVENUE     330  WEST  9TH  STREET
SUITE  1000N     KANSAS  CITY,  MISSOURI  64105
BETHESDA,  MARYLAND  20814

PRINCIPAL  UNDERWRITER     INDEPENDENT  ACCOUNTANTS
CALVERT  DISTRIBUTORS,  INC.     PRICEWATERHOUSECOOPERS  LLP
4550  MONTGOMERY  AVENUE     250  WEST  PRATT  STREET
SUITE  1000N     BALTIMORE,  MARYLAND  21201
BETHESDA,  MARYLAND  20814